UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Quarter ended:  9/30/07

Check here if Amendment [X]; Amendment Number: 1
     This Amendment (check only one.):  [ ] is a restatement.
                                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HBK Investments L.P. (1)
Address:  300 Crescent Court, Suite 700
          Dallas, Texas 75201

Form 13F File Number: 28-6078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Jon L. Mosle
Title:    General Counsel
Phone:    (214) 758-6107

Signature, Place, and Date of Signing:

/X/ Jon L. Mosle                 Dallas, Texas          November 21, 2007
    General Counsel

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  2

Form 13F Information Table Value Total:  $17,020 (thousands)

List of Other Included Managers:  NONE

(1) HBK Investments L.P. has delegated discretion to vote and dispose of the securities described below to HBK Services LLC ("Services"). Services may, from time to time, delegate discretion to vote and dispose of certain of such Securities to one or more subadvisors. Each of Services and such subadvisors is under common control with HBK Investments L.P. The filing of this report shall not be deemed an admission that such subadvisors are, for the purpose of Section 13(d) or 13(g) of the Securities Exchange Act of 1934, beneficial owners of such securities.

FORM 13F INFORMATION TABLE
                               TITLE OF                         VALUE      SHARES/ SH/  PUT/ INVSTMNT  OTHR   VOTING
AUTHORITY
NAME OF ISSUER                   CLASS                CUSIP    (X$1000)    PRN AMT PRN  CLL  DISCRETN  MGRS    SOLE  SHRD
NONE

Endeavor Intl Corp               COM               29259G101       460     407521  SHR        SOLE            407521   0
0
Ista Pharmaceuticals Inc.        COM               45031X204     16560    2400000  SHR        SOLE           2400000   0
0
